Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 77,780		$ 54,260
Current portion	12,030		3,410
Less: Current portion of deferred financing costs	(335)		(155)
Current portion of long-term debt, net of deferred financing costs, current	11,695		3,255
Long-term portion	65,750		50,850
Less: Non-current portion of deferred financing costs	(870)		(519)
Long-term debt, net of current portion and deferred financing costs, non-current	64,880		50,331
Fourth one [Member]
Property, Plant and Equipment [Line Items]
Total		$ 7,320
Northsea Alpha Vessel [Member] | Second one [Member]
Property, Plant and Equipment [Line Items]
Total	2,890		3,290
Northsea Beta Vessel [Member] | Third one [Member]
Property, Plant and Equipment [Line Items]
Total	2,890		3,290
Pyxis Malou Vessel [Member] | Fourth one [Member]
Property, Plant and Equipment [Line Items]
Total	7,320		8,730
Pyxis Theta Vessel [Member] | Seventh one [Member]
Property, Plant and Equipment [Line Items]
Total	13,750		14,950
Pyxis Epsilon Vessel [Member] | Eighth one [Member]
Property, Plant and Equipment [Line Items]
Total	16,100		24,000
Pyxis Karteria Vessel [Member] | Tenth one [Member]
Property, Plant and Equipment [Line Items]
Total	13,150
Pyxis Lamda Vessel [Member] | Eleventh one [Member]
Property, Plant and Equipment [Line Items]
Total	$ 21,680